Equity Capital Structure	12 Months Ended
Dec. 31, 2025
Equity Capital Structure [Abstract]
Equity Capital Structure
6.	Equity Capital Structure:

Under Robin’s initial Articles of Incorporation dated September 24, 2024, Robin’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On April 7, 2025, the Company’s articles of incorporation were amended and restated and Robin’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. In connection with the Spin-Off (Note 1), on April 14, 2025, Toro contributed to Robin $10,356,450 in cash for additional working capital and Robin (i) issued to Toro 477,345 (post reverse stock split as described below) common shares with one vote per share, and 2,000,000 Series A Preferred Shares, with a stated value of $25 and par value of $0.001 per share, and no voting power (Note 7), and (ii) issued to Pelagos Holdings Corp, a company controlled by Robin’s Chairman and Chief Executive Officer, 40,000 Series B Preferred Shares. Such common shares were distributed on April 14, 2025 pro rata to the shareholders of record of Toro as of April 7, 2025. Refer to Note 1 for further details on the Spin-Off and issuance of such shares.

Each Series B Preferred Share has the voting power of 100,000 common shares and counts for 100,000 votes for purposes of determining quorum at a meeting of shareholders. Upon any liquidation, dissolution or winding up of the Company, the Series B Preferred shares shall have the same liquidation rights as and pari passu with the common shares up to their par value of $0.001 per share and, thereafter, the Series B Preferred Shares have no right to participate further in the liquidation, dissolution or winding up of the Company.

Reverse stock split

On December 24, 2025, the Company effected a 1-for-5 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of pre-funded warrants under the Company’s effective registered direct equity offering on October 27, 2025, in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of issued and outstanding shares as of December 24, 2025, was decreased to 2,805,745 and 2,774,865 (net of 30,880 treasury shares), respectively, while the par value of the Company’s common shares remained unchanged to $0.001 per share.

Registered Direct Equity Offerings

On June 17, 2025, the Company issued and sold 193,000 common shares to certain institutional investors in a registered direct offering. In connection with this registered direct equity offering, the Company received gross and net cash proceeds of approximately $5.1 million and $4.2 million, respectively.

On June 18, 2025, the Company issued and sold 172,000 common shares to certain institutional in a registered direct offering. In connection with this registered direct equity offering, the Company received gross and net cash proceeds of approximately $4.5 million and $4.1 million, respectively.

On June 20, 2025, the Company issued and sold 152,600 common shares to certain institutional investors in a registered direct offering. In connection with this registered direct equity offering, the Company received gross and net cash proceeds of approximately $4.0 million and $3.6 million, respectively.

On June 25, 2025, the Company issued and sold 204,000 common shares to certain institutional investors in a registered direct offering. In connection with this registered direct equity offering, the Company received gross and net cash proceeds of approximately $3.6 million and $3.2 million, respectively.

On September 12, 2025, the Company issued and sold 1,153,846 common shares in an underwritten public offering. In connection with this offering, the underwriter partially exercised its overallotment option and purchased an additional 172,954 shares of the Company’s common stock for additional gross proceeds of approximately $1.1 million. In connection with this equity offering, including the partial exercise of the overallotment option, the Company received aggregate gross and net cash proceeds of approximately $8.6 million and $7.7 million, respectively.

On October 27, 2025, the Company issued and sold 280,000 common shares and 1,028,000 pre-funded warrants to a certain institutional investor. In connection with this registered direct equity offering, the Company received gross and net cash proceeds of approximately $7.0 million and $6.3 million, respectively. As of December 31, 2025, none of pre-funded warrants were exercised.

At the Market (“ATM”) Offering Agreement

On November 13, 2025, the Company entered into an “at-the-market” (“ATM”) offering agreement with Maxim Group LLC (“Maxim”) and Rodman & Renshaw LLC (“Rodman & Renshaw”). Under the terms of the ATM offering agreement, Robin may, from time to time, sell its common shares having an aggregate offering value of up to $75.0 million through Maxim and Rodman & Renshaw, as sales agents. The Company will determine, at its sole discretion, the timing and number of shares to be sold under the ATM facility. As of December 31, 2025, there were no transactions under the ATM.

Share Repurchase Program

On December 16, 2025, the Board of Directors of the Company approved a share repurchase program, authorizing the repurchase, from time to time, of up to $1.0 million of the Company’s common shares. Shares were repurchased in open market and/or privately negotiated transactions, at times and prices that are considered to be appropriate by the Company, and the program may be suspended or discontinued at any time. The timing, manner and total amount of any share repurchases was determined by management at its discretion and depended on a variety of factors, including general market conditions, the stock price, regulatory requirements and limitations, corporate liquidity requirements and priorities, and other factors. The authorization did not obligate the Company to acquire any specific amount of common shares. During the year ended December 31, 2025, the Company repurchased under its share repurchase program 30,880 shares of common stock in open market transactions for an aggregate consideration of $0.1 million, which were classified as treasury shares as they were not cancelled as of December 31, 2025.

As of December 31, 2025, Robin had 2,805,745 common shares issued and 2,774,865 common shares outstanding (net of 30,880 treasury shares), as well as pre-funded warrants exercisable to acquire 1,028,000 common shares at a price of $0.001 per share.